Segment And Geographic Information (Profit Or Loss And Assets For Reportable Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenues	$ 3,052,740,000	$ 3,651,065,000	$ 4,033,310,000
Total Adjusted EBITDA	230,171,000	251,674,000	344,467,000
Depreciation and amortization	(110,715,000)	(116,811,000)	(114,860,000)
Gains from sale or insurance recovery of property and equipment	12,308,000	3,379,000	10,326,000
Write-offs and related contingencies of property and equipment	(6,038,000)	(7,111,000)	(6,489,000)
Impairment of long-lived assets	(12,343,000)	(50,886,000)	(2,958,000)
Impairment of goodwill	(679,000)	(2,029,000)	0
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	(210,000)	(2,503,000)	(1,964,000)
Reorganization and optimization plan expenses	(18,346,000)	(4,707,000)	0
ADBV Long-Term Incentive Plan incremental compensation from modification	(741,000)	(149,000)	0
Operating income	93,407,000	70,857,000	228,522,000
Net interest expense	(64,407,000)	(72,750,000)	(88,156,000)
Loss from derivative instruments	(2,894,000)	(685,000)	(4,141,000)
Foreign currency exchange results	(54,032,000)	(74,117,000)	(38,783,000)
Other non-operating (expenses) income, net	(627,000)	146,000	(848,000)
Income tax expense	(22,816,000)	(32,479,000)	(42,722,000)
Less: Net income attributable to non-controlling interests	(264,000)	(305,000)	(18,000)
Net (loss) income attributable to Arcos Dorados Holdings Inc.	(51,633,000)	(109,333,000)	53,854,000
Reportable Geographical Segments [Member]
Segment Reporting Information [Line Items]
Total revenues	3,052,740,000	3,651,065,000	4,033,310,000
Total Adjusted EBITDA	339,709,000	345,240,000	446,029,000
Depreciation and amortization	(124,920,000)	(137,957,000)	(138,250,000)
Reportable Geographical Segments [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Total revenues	1,361,989,000	1,816,046,000	1,842,324,000
Total Adjusted EBITDA	192,939,000	237,699,000	245,957,000
Depreciation and amortization	(48,849,000)	(60,261,000)	(57,818,000)
Reportable Geographical Segments [Member] | Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total revenues	398,144,000	594,220,000	830,447,000
Total Adjusted EBITDA	5,679,000	(8,136,000)	67,180,000
Depreciation and amortization	(30,998,000)	(29,142,000)	(28,663,000)
Reportable Geographical Segments [Member] | NOLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	367,364,000	385,114,000	407,772,000
Total Adjusted EBITDA	34,489,000	27,701,000	27,397,000
Depreciation and amortization	(25,733,000)	(28,565,000)	(28,597,000)
Reportable Geographical Segments [Member] | SLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	925,243,000	855,685,000	952,767,000
Total Adjusted EBITDA	106,602,000	87,976,000	105,495,000
Depreciation and amortization	(19,340,000)	(19,989,000)	(23,172,000)
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	(109,538,000)	(93,566,000)	(101,562,000)
Depreciation and amortization	$ (8,068,000)	$ (8,202,000)	$ (8,607,000)